S-K 1603(a) SPAC Sponsor	Aug. 28, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Graf Industrial II Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Transfer of SPAC Ownership [Text Block]

Our sponsor will agree not to transfer, assign or sell any of the private placement warrants, and any Class A ordinary shares issuable upon exercise thereof, until 30 days after the completion of our initial business combination; except to certain permitted transferees and under certain circumstances as described herein under “Principal Shareholders — Transfers of Founder Shares and Private Placement Warrants”. Any permitted transferees will be subject to the same restrictions and other agreements of our sponsor with respect to any private placement warrants and underlying Class A ordinary shares.

James Agraf [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	James A. Graf has served as our Chief Executive Officer, Chief Financial Officer and Director since January 2026. Mr. Graf also serves as Chief Executive Officer, Chief Financial Officer, and Director of Graf Global, positions he has held since November 2021, and has served as Interim Chief Financial Officer of NKGen Biotech, Inc. since October 2023. Mr. Graf served as an independent director of Catcha Investment Corp, a blank check company, from February 2021 through the completion of its business combination with Crown LNG Holdings Limited in July 2024. Previously, Mr. Graf served as the Chief Executive Officer of GRAF IV, a blank check company, from its inception in January 2021 through the completion of its initial business combination with NKGen in September 2023. Mr. Graf served as the Chief Executive Officer and director of GRAF I, a blank check company, from June 2018 through the completion of its initial business combination with Velodyne in September 2020 and served as an independent director of Velodyne from September 2020 until February 2021. Mr. Graf also served as a non-independent director of Platinum Eagle from January 2018 through the completion of its business combination with Target Logistics Management, LLC and RL Signor Holdings, LLC in March 2019. Mr. Graf served as the Vice President, Chief Financial Officer and Treasurer of Double Eagle from its inception in June 2015 through its business combination with Williams Scotsman (KNA WillScot Mobile Mini Holdings Corp.) in November 2017. He served as Vice President, Chief Financial Officer, Treasurer and Secretary of Silver Eagle from its inception in April 2013 through Silver Eagle’s business combination with VDTH, and he served as Vice President, Chief Financial Officer, Treasurer and Secretary of Global Eagle from its inception in February 2011 to its business combination with Row 44 and AIA in January 2013.